Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Non-current Assets
Schedule of other non-current assets

Other non‑current assets consisted of the following (in thousands):

	2020	2019
Available for sale securities:
ZIM notes, net	$43,559	$20,078
HMM notes, net	19,328	11,377
Equity participation ZIM	75	—
Advances for vessels additions	—	18,800
Advances for vessels acquisition	—	2,507
Other assets	20,421	29,577
Total	$83,383	$82,339

Schedule of available for sale securities at fair value and unrealized losses

The following tables summarizes the unrealized positions for available-for-sale debt securities as of December 31, 2020 and December 31, 2019 (in thousands):

	Amortized cost
Description of securities	basis	Fair value	Unrealized loss
December 31, 2020
ZIM notes	$49,871	$43,559	$(6,312)
HMM notes	24,607	19,328	(5,279)
Total	$74,478	$62,887	$(11,591)

December 31, 2019
ZIM notes	$47,171	$20,078	$(27,093)
HMM notes	22,508	11,377	(11,131)
Total	$69,679	$31,455	$(38,224)

Schedule of unrealized loss on available for sale securities

Unrealized loss
on available for
sale securities
Balance as of January 1, 2018	$(26,607)
Unrealized loss on available for sale securities	(9,771)
Balance as of December 31, 2018	(36,378)
Unrealized loss on available for sale securities	(1,846)
Balance as of December 31, 2019	$(38,224)
Unrealized gain on available for sale securities	26,633
Balance as of December 31, 2020	$(11,591)